Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income/(loss)	$ (1,046,932)	$ (603,760)	$ (2,392,842)	$ (3,460,207)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and original issue discount	27,863
Change in fair value of derivative instruments	$ 5,700
Contributed capital (salary)				$ 9,750
Bad debt expense			$ 48,191
Beneficial conversion			21,000
Shares-based compensation related to common stock	$ 62,350	$ 73,766	441,668	$ 9,000
Loss on debt extinguishment			45,360
Gain on note settlement			(21,000)
Gain on forgiveness of debt-related party			(45,992)
Notes for services		$ 42,000	$ 63,000	$ 84,000
Impairment of goodwill				$ 2,840,203
Changes in operating assets and liabilities:
Accounts receivable	$ 181,703		$ (1,587,583)
Prepaid expenses	(6,434)		(23,895)
Accounts payable	327,159	$ 97,912	$ 1,442,439	$ 71,590
Accrued expense				$ (120,567)
Security deposits			$ (6,800)
Notes payable related parties
Convertible notes payable
Accrued salaries				$ 22,750
Accrued interest	11,552	3,011	$ 9,175	11,011
Cash Used in Operating Activities - Continuing Operations	(437,039)	(387,071)	$ (2,007,279)	(532,470)
Cash Used in Operating Activities - Discontinued Operations				(907)
Net Cash Used in Operating Activities	$ (437,039)	$ (387,071)	$ (2,007,279)	(533,377)
INVESTING ACTIVITIES:
Cash received from purchase of subsidiary				8
Cash Provided from Investing Activities				$ 8
FINANCING ACTIVITIES:
Payments on notes payable - related parties			$ (100,000)
Proceeds from notes payable - related parties				$ 10,000
Proceeds from promissory notes	$ 200,000
Proceeds from common stock to be issued		$ 100,000
Proceeds from sale of common stock for cash	$ 100,000	$ 125,000	$ 2,045,235	727,055
Cash Provided by Financing Activities - Continuing Operations			$ 1,945,235	737,055
Cash Provided by Financing Activities - Discontinued Operations				24,659
Net Cash Provided by Financing Activities	$ 300,000	$ 225,000	$ 1,945,235	$ 761,714
Effect of exchange rates on cash and cash equivalents	(6,167)		(2,304)
NET CHANGE IN CASH	(143,206)	(162,071)	(64,348)	$ 228,345
CASH AT BEGINNING OF YEAR	180,743	245,091	245,091	16,746
CASH AT END OF PERIOD	37,537	$ 83,020	180,743	$ 245,091
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	$ 323		1,346
Income tax paid			3,200
Non-Cash Investing and Financing Activities:
Common stock issued for notes payable		$ 42,000	$ 84,000	$ 42,000
Acquisition of Spiral Toys LLC				2,719,644
Debt discount for new issuances	$ 82,530
Original Issue Discount	$ 16,000
Contribution of accrued salary payable to capital				276,250
Disposition of Lexi-Luu				$ 370,908